ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
December 26, 2007
NONPAYMENT REVISION

Table of Contents

Pool Certificate Distribution Report	2
Pool Certificate Factor Report	3
Collection Account Principal Funds	4
Collection Account Interest Funds	4
Total Available Funds	4
Certificate Interest Carry forward Detail	6
Basis Risk Certificate Interest Carryover	8
Fixed Rate Certificates Pass Through Rates	9
Floating Rate Certificates Pass Through Rates	9
Non Supported Interest Shortfall	10
Deferred Certificate Amounts	11
Realized Loss Pool Report	11
Investor Supplemental Reports	12

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE
CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
December 26, 2007
NONPAYMENT REVISION

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA1	206,244,000.00	191,614,114.45	5,246,932.12	788,611.84	6,035,543.96	0.00	0.00	186,367,182.33
IA2	107,550,000.00	107,550,000.00	0.00	449,805.47	449,805.47	0.00	0.00	107,550,000.00
IA3	83,423,000.00	83,423,000.00	0.00	356,546.43	356,546.43	0.00	0.00	83,423,000.00
IA4	44,136,000.00	42,510,428.51	583,002.73	185,584.59	768,587.32	0.00	0.00	41,927,425.78
IM1	8,515,000.00	8,515,000.00	0.00	38,237.67	38,237.67	0.00	0.00	8,515,000.00
IM2	4,257,000.00	4,257,000.00	0.00	19,648.72	19,648.72	0.00	0.00	4,257,000.00
IM3	2,602,000.00	2,602,000.00	0.00	12,443.52	12,443.52	0.00	0.00	2,602,000.00
IM4	2,365,000.00	2,365,000.00	0.00	11,901.37	11,901.37	0.00	0.00	2,365,000.00
IM5	1,892,000.00	1,892,000.00	0.00	10,309.43	10,309.43	0.00	0.00	1,892,000.00
IM6	1,656,000.00	1,656,000.00	0.00	9,368.48	9,368.48	0.00	0.00	1,656,000.00
IB1	1,656,000.00	1,656,000.00	0.00	9,368.48	9,368.48	0.00	0.00	1,656,000.00
IB2	2,365,000.00	2,365,000.00	0.00	13,379.49	13,379.49	0.00	0.00	2,365,000.00
IIAV1	136,689,000.00	122,683,318.43	6,529,081.24	504,918.53	7,033,999.77	0.00	0.00	116,154,237.19
IIAV2	71,622,000.00	71,622,000.00	0.00	299,544.09	299,544.09	0.00	0.00	71,622,000.00
IIAV3	48,474,000.00	48,474,000.00	0.00	206,771.91	206,771.91	0.00	0.00	48,474,000.00
IIF4	65,088,000.00	65,088,000.00	0.00	344,424.00	344,424.00	0.00	0.00	65,088,000.00
IIF5	53,222,000.00	53,222,000.00	0.00	286,068.25	286,068.25	0.00	0.00	53,222,000.00
IIF6	44,905,000.00	44,905,000.00	0.00	233,880.21	233,880.21	0.00	0.00	44,905,000.00
IIF7	29,042,000.00	29,042,000.00	0.00	156,100.75	156,100.75	0.00	0.00	29,042,000.00
IIM1	7,680,000.00	7,680,000.00	0.00	41,280.00	41,280.00	0.00	0.00	7,680,000.00
IIM2	3,840,000.00	3,840,000.00	0.00	20,640.00	20,640.00	0.00	0.00	3,840,000.00
IIM3	2,880,000.00	2,880,000.00	0.00	15,480.00	15,480.00	0.00	0.00	2,880,000.00
IIM4	2,400,000.00	2,400,000.00	0.00	12,900.00	12,900.00	0.00	0.00	2,400,000.00
IIM5	1,680,000.00	1,680,000.00	0.00	9,030.00	9,030.00	0.00	0.00	1,680,000.00
IIM6	1,680,000.00	1,680,000.00	0.00	9,030.00	9,030.00	0.00	0.00	1,680,000.00
IIB1	1,680,000.00	1,680,000.00	0.00	9,030.00	9,030.00	0.00	0.00	1,680,000.00
IIB2	2,400,000.00	2,400,000.00	0.00	12,900.00	12,900.00	0.00	0.00	2,400,000.00
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	939,943,100.00	909,681,861.39	12,359,016.09	4,067,203.23	16,426,219.32	0.00	0.00	897,322,845.30

CLASS	ORIGINAL FACE VALUE	BEGINNING NOTIOANAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
ICE	473,047,387.57	456,791,682.69	0.00	372,743.99	372,743.99	0.00	0.00	450,961,747.84
IICE	480,002,174.89	465,996,348.88	0.00	437,683.68	437,683.68	0.00	0.00	459,467,267.64

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
December 26, 2007
NONPAYMENT REVISION

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSSIP	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	ENDIGN PRINCIPAL	CURRENT PASS-THRU RATE
IA1	16165YAA0	929.06515802	25.44041097	3.82368379	29.26409476	903.62474705	4.938750%
IA2	16165YAB8	1,000.00000000	0.00000000	4.18229168	4.18229168	1,000.00000000	5.018750%
IA3	16165YAC6	1,000.00000000	0.00000000	4.27395838	4.27395838	1,000.00000000	5.128750%
IA4	16165YAD4	963.16903458	13.20923351	4.20483483	17.41406833	949.95980107	5.238750%
IM1	16165YAE2	1,000.00000000	0.00000000	4.49062478	4.49062478	1,000.00000000	5.388750%
IM2	16165YAF9	1,000.00000000	0.00000000	4.61562603	4.61562603	1,000.00000000	5.538750%
IM3	16165YAG7	1,000.00000000	0.00000000	4.78229055	4.78229055	1,000.00000000	5.738750%
IM4	16165YAH5	1,000.00000000	0.00000000	5.03229176	5.03229176	1,000.00000000	6.038750%
IM5	16165YAJ1	1,000.00000000	0.00000000	5.44895877	5.44895877	1,000.00000000	6.538750%
IM6	16165YAK8	1,000.00000000	0.00000000	5.65729469	5.65729469	1,000.00000000	6.788750%
IB1	16165YAL6	1,000.00000000	0.00000000	5.65729469	5.65729469	1,000.00000000	6.788750%
IB2	16165YAM4	1,000.00000000	0.00000000	5.65728964	5.65728964	1,000.00000000	6.788750%
IIAV1	16165YAQ5	897.53614724	47.76595951	3.69392219	51.45988170	849.77018773	4.938750%
IIAV2	16165YAR3	1,000.00000000	0.00000000	4.18229161	4.18229161	1,000.00000000	5.018750%
IIAV3	16165YAS1	1,000.00000000	0.00000000	4.26562508	4.26562508	1,000.00000000	5.118750%
IIF4	16165YAT9	1,000.00000000	0.00000000	5.29166667	5.29166667	1,000.00000000	6.350000%
IIF5	16165YAU6	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIF6	16165YAV4	1,000.00000000	0.00000000	5.20833337	5.20833337	1,000.00000000	6.250000%
IIF7	16165YAW2	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIM1	16165YAX0	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIM2	16165YAY8	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIM3	16165YAZ5	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIM4	16165YBA9	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIM5	16165YBB7	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIM6	16165YBC5	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIB1	16165YBD3	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
IIB2	16165YBE1	1,000.00000000	0.00000000	5.37500000	5.37500000	1,000.00000000	6.450000%
AR	16165YBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.000000%
TOTALS		967.80524416	13.14868537	4.32707387	17.47575925	954.65655879
ICE	16165YAP7	965.63620198	0.00000000	0.78796332	0.78796332	953.31199303	0.000000%
IICE	16165YBG6	970.82132802	0.00000000	0.91183687	0.91183687	957.21913707	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
December 26, 2007
NONPAYMENT REVISION

Please Note: Group 1 and Group 2 are respectively the same as Pool 1 and Pool 2

Dates:
Record Date	12/24/07
Determination Date	12/17/07
Distribution Date	12/26/07

Collection Account Principal Funds
	Group 1	Group 2	Total
Scheduled Principal Payments	22,536.10	187,385.72	209,921.82
Principal Prepayments	3,884,242.61	1,582,025.36	11,773,991.29
Curtailments	357,403.95	17,709.28	375,113.23
Curtailment Interest Adjustments	2.19	-12.44	-10.25
Repurchase Principal	1,565,750.00	4,741,973.32	6,307,723.32
Substitution Amounts	0.00	0.00	0.00
Net Liquidation Proceeds	0.00	0.00	0.00
Other Principal Adjustments	0.00	0.00	0.00
Repurchase Principal Adjustments	0.00	0.00	0.00
Principal Non Recoverable Advances	0.00	0.00	0.00
xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx
Total Principal Remittance Amount	5,829,934.85	6,529,081.24	12,359,016.09

Collection Account Interest Funds
	Group 1	Group 2	Totals
Scheduled Gross Interest	2,652,513.16	2,696,764.02	5,349,277.18
Repurchase Interest Adjustments	0.00	0.00	0.00
Servicing Fees	95,165.06	97,082.60	192,247.66
Trustee Fees	0.00	0.00	0.00
Interest Stop Advances	0.00	0.00	0.00
Retro SSCRA	0.00	0.00	0.00
xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx
Total Interest Remittance Amount	2,557,348.10	2,599,681.42	5,157,029.52

Total Available Funds
	Group 1	Group 2	Totals
Total Remittance Amount	8,387,282.95	9,128,762.66	17,516,045.61

Aggregate Amount of Servicer Advances	1,176,383.86
Aggregate Recovered Advances	668,293.45

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
December 26, 2007
NONPAYMENT REVISION

Group 1 Trigger Event (Effective August 2010)	NO
TEST I - Trigger Event Occurrence	N/A
(Is Delinquency Percentage > 40.00% of Senior Enhancement Percentage ?)
Delinquency Percentage	8.03189%
40.00% of Senior Enhancement Percentage	2.81125%
OR
TEST II - Trigger Event Occurrence	NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal	0.00000%
Required Cumulative Loss %	0.00000%

Group 2 Trigger Event (Effective August 2010)	NO
TEST I - Trigger Event Occurrence	N/A
(Is Delinquency Percentage > 50.00% of Senior Enhancement Percentage ?)
Delinquency Percentage	6.67471%
50.00% of Senior Enhancement Percentage	3.36912%
OR
TEST II - Trigger Event Occurrence	NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal	0.00000%
Required Cumulative Loss %	0.00000%

Group 1 O/C Reporting
Targeted Overcollateralization Amount	6,386,139.73
Ending Overcollateralization Amount	6,386,139.73
Ending Overcollateralization Deficiency	0.00
Overcollateralization Release Amount	0.00
Monthly Excess Interest	377,531.91
Payment to Class ICE	372,743.99

Group 2 O/C Reporting
Targeted Overcollateralization Amount	6,720,030.45
Ending Overcollateralization Amount	6,720,030.45
Ending Overcollateralization Deficiency	0.00
Overcollateralization Release Amount	0.00
Monthly Excess Interest	437,683.68
Payment to Class IICE	437,683.68

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
December 26, 2007
NONPAYMENT REVISION

Certificate Interest Shortfall Detail:

Certificate Interest Carry forward Detail
	Interest Carry forward Balance	Current Interest Carry forward Amount	Interest Carry forward Paid	Remaining Interest Carry forward Amount
IA1	0.00	0.00	0.00	0.00
IA2	0.00	0.00	0.00	0.00
IA3	0.00	0.00	0.00	0.00
IA4	0.00	0.00	0.00	0.00
IIAV1	0.00	0.00	0.00	0.00
IIAV2	0.00	0.00	0.00	0.00
IIAV3	0.00	0.00	0.00	0.00
IIF4	0.00	0.00	0.00	0.00
IIF5	0.00	0.00	0.00	0.00
IIF6	0.00	0.00	0.00	0.00
IIF7	0.00	0.00	0.00	0.00
IM1	0.00	0.00	0.00	0.00
IM2	0.00	0.00	0.00	0.00
IM3	0.00	0.00	0.00	0.00
IM4	0.00	0.00	0.00	0.00
IM5	0.00	0.00	0.00	0.00
IM6	0.00	0.00	0.00	0.00
IIM1	0.00	0.00	0.00	0.00
IIM2	0.00	0.00	0.00	0.00
IIM3	0.00	0.00	0.00	0.00
IIM4	0.00	0.00	0.00	0.00
IIM5	0.00	0.00	0.00	0.00
IIM6	0.00	0.00	0.00	0.00
IB1	0.00	0.00	0.00	0.00
IB2	0.00	0.00	0.00	0.00
IIB1	0.00	0.00	0.00	0.00
IIB2	0.00	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
December 26, 2007
NONPAYMENT REVISION

Group 1 Supplemental Interest Trust Account :
Net Swap Payment Due	279,398.63
Net Swap Payment Paid	279,398.63
Net Swap Receipt Due	0.00

Beginning Balance	0.00
Additions to the Swap Account	279,398.63
Withdrawals from the Swap Account	279,398.63
Ending Balance	0.00

Group 2 Basis Risk Reserve Fund Account:
Class IIAV1 Yield Maintenance Amount	0.00
Class IIAV2 Yield Maintenance Amount	0.00
Class IIAV3 Yield Maintenance Amount	0.00

Beginning Balance	0.00
Additions to the Basis Risk Reserve Fund	0.00
Withdrawals from the Basis Risk Reserve Fund	0.00
Ending Balance	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
December 26, 2007
NONPAYMENT REVISION

Basis Risk Reserve Carryover:

Basis Risk Certificate Interest Carryover
	Current Certificate Interest Carryover Amount	Certificate Interest Carryover Amount Paid	Remaining Certificate Interest Carryover Amount
IA1	0.00	0.00	0.00
IA2	0.00	0.00	0.00
IA3	0.00	0.00	0.00
IA4	0.00	0.00	0.00
IIAV1	0.00	0.00	0.00
IIAV2	0.00	0.00	0.00
IIAV3	0.00	0.00	0.00
IIF4	0.00	0.00	0.00
IIF5	0.00	0.00	0.00
IIF6	0.00	0.00	0.00
IIF7	0.00	0.00	0.00
IM1	0.00	0.00	0.00
IM2	0.00	0.00	0.00
IM3	0.00	0.00	0.00
IM4	107.48	107.48	0.00
IM5	874.32	874.32	0.00
IM6	1,110.26	1,110.26	0.00
IIM1	0.00	0.00	0.00
IIM2	0.00	0.00	0.00
IIM3	0.00	0.00	0.00
IIM4	0.00	0.00	0.00
IIM5	0.00	0.00	0.00
IIM6	0.00	0.00	0.00
IB1	1,110.26	1,110.26	0.00
IB2	1,585.61	1,585.61	0.00
IIB1	0.00	0.00	0.00
IIB2	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
December 26, 2007
NONPAYMENT REVISION

Interest Accrual Period
Start Date	November 25, 2007
End Date	December 25, 2007
Number of Days in Accrual Period	30

Available Net WAC to Group 2 Fixed Certificates	6.694511
Available Net Funds Cap to Group 1 Libor Certificates	5.984214
Available Net Funds Cap to Group 2 Libor Certificates	6.694511

One-Month LIBOR for Such Distribution Date	4.788750

Fixed Rate Certificates Pass Through Rates
	Pass Through Rates for Current Distribution	Pass Through Rates for Next Distribution
IIF4	6.350000	6.350000
IIF5	6.450000	6.450000
IIF6	6.250000	6.250000
IIF7	6.450000	6.450000
IIM1	6.450000	6.450000
IIM2	6.450000	6.450000
IIM3	6.450000	6.450000
IIM4	6.450000	6.450000
IIM5	6.450000	6.450000
IIM6	6.450000	6.450000
IIB1	6.450000	6.350000
IIB2	6.450000	6.450000

Floating Rate Certificates Pass Through Rates
	Pass Through Rates for Current Distribution	Pass Through Rates for Next Distribution
IA1	4.938750	5.015000
IA2	5.018750	5.095000
IA3	5.128750	5.205000
IA4	5.238750	5.315000
IIAV1	4.938750	5.015000
IIAV2	5.018750	5.095000
IIAV3	5.118750	5.195000
IM1	5.388750	5.465000
IM2	5.538750	5.615000
IM3	5.738750	5.815000
IM4	6.038750	6.115000
IM5	6.538750	6.615000
IM6	6.788750	6.865000
IB1	6.788750	6.865000
IB2	6.788750	6.865000

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
December 26, 2007
NONPAYMENT REVISION

Non-Supported Interest Shortfall:

Non Supported Interest Shortfall
	Prepayment Interest Shortfalls	Relief Act Interest Shortfalls
IA1	0.00	0.00
IA2	0.00	0.00
IA3	0.00	0.00
IA4	0.00	0.00
IIAV1	0.00	0.00
IIAV2	0.00	0.00
IIAV3	0.00	0.00
IIF4	0.00	0.00
IIF5	0.00	0.00
IIF6	0.00	0.00
IIF7	0.00	0.00
IM1	0.00	0.00
IM2	0.00	0.00
IM3	0.00	0.00
IM4	0.00	0.00
IM5	0.00	0.00
IM6	0.00	0.00
IIM1	0.00	0.00
IIM2	0.00	0.00
IIM3	0.00	0.00
IIM4	0.00	0.00
IIM5	0.00	0.00
IIM6	0.00	0.00
IB1	0.00	0.00
IB2	0.00	0.00
IIB1	0.00	0.00
IIB2	0.00	0.00
Total	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
December 26, 2007
NONPAYMENT REVISION

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)

Deferred Certificate Amounts
	Previous Deferred Amounts	Current Deferred Amounts	Deferred Amounts Paid	Remaining Deferred Amounts
IM1	0.00	0.00	0.00	0.00
IM2	0.00	0.00	0.00	0.00
IM3	0.00	0.00	0.00	0.00
IM4	0.00	0.00	0.00	0.00
IM5	0.00	0.00	0.00	0.00
IM6	0.00	0.00	0.00	0.00
IB1	0.00	0.00	0.00	0.00
IB2	0.00	0.00	0.00	0.00
IIM1	0.00	0.00	0.00	0.00
IIM2	0.00	0.00	0.00	0.00
IIM3	0.00	0.00	0.00	0.00
IIM4	0.00	0.00	0.00	0.00
IIM5	0.00	0.00	0.00	0.00
IIM6	0.00	0.00	0.00	0.00
IIB1	0.00	0.00	0.00	0.00
IIB2	0.00	0.00	0.00	0.00

Realized Loss Pool Report
Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	450,961,747.84	0.00	0.00
2	0.00	0.00	459,467,267.64	0.00	0.00
TOTAL	0.00	0.00	910,429,015.48	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1
December 26, 2007
NONPAYMENT REVISION

ADDITIONAL POOL PERFORMANCE INFORMATION
Group I: Are there any material changes to methology regarding calculations of delinquencies and charge-offs?	NO

Group II: Are there any material changes to methology regarding calculations of delinquencies and charge-offs?	NO

Group I: Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?	NO

Group II: Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?
NO

Group I: Are there any material breaches of pool asset representations or warranties or transaction covenants?	NO

Group II: Are there any material breaches of pool asset representations or warranties or transaction covenants?	NO

Group I: Is there any new issuance of asset-backed securities backed by the same asset pool, or any pool
asset changes?	NO

Group II: Is there any new issuance of asset-backed securities backed by the same asset pool, or any pool
asset changes?	NO

Group I: Are there any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assets?
NO

Group II: Are there any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assets?
NO

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